Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of ESOP expense
	2017	2016

Allocated shares	58,353	59,838
Shares committed for allocation	2,472	3,934
Unearned shares	14,765	17,237

Total ESOP shares	75,590	81,009

Fair value of unearned shares at December 31	$472,775	$517,110